Equity (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average exercise price	$ 0.05
Number Outstanding	2,550,000	2,550,000	5,050,000	5,050,000	5,050,000
Weighted average remaining contractual life (years)	3 months
Number Exercisable	2,550,000
Exercise Price 0.05 [Member]
Weighted Average exercise price	$ 0.05
Number Outstanding	2,550,000
Weighted average remaining contractual life (years)	3 months
Number Exercisable	2,550,000
Average instrinsic value
Expiry date	Apr. 02, 2017